Seller Loan ID	Servicer Loan Number	Borrower Last Name	Loan Amount	State	Note Date	Occupancy	Loan Purpose	ATR/QM Status	Overall Grade	Credit Grade	Compliance Grade	Property Grade	Credit Exception	Credit Rebuttal	Compliance Exception	Compliance Rebuttal	Property Exception	Property Rebuttal	Covered High Cost Loan	Compensating Factors
33679690	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Purchase	Non-QM: Lender documented all ATR UW factors	3	3	2	1	[1] Hazard Insurance Indicator is Partial - XX/XX/XXXX - Provide legible copy of the condo master insurance policy certificate of property insurance (page 505).; [1] Asset Documents are Incomplete - XX/XX/XXXX - 1) Provide documentation to explain and source large deposit of $XXX on XX/XX/XXXX to XXX account ending #XXX (page 133).
2) Note on XXX indicates there was an exception for seasoning.  Transaction seasoning and ownership seasoning requirements discussed in the XXX Guide do not apply to purchase transaction.  The only other reference to seasoning in the XXX (page 55) discusses a 60-day seasoning requirement for funds held solely in the name of a non-borrowing spouse.  There were no asset accounts held solely in the name of a non-borrowing spouse. ; [1] Borrower Income Verification does not match Approval - XX/XX/XXXX  - XXX Product Guide dated XX/XX/XXXX (page 73) states, "The loan file must include an income worksheet detailing income calculations."  No income worksheet detailing income calculation located in file.; [3] Residual income does not meet guidelines. - XX/XX/XXXX  - Section 11.11 of the XXX Product Guide (page 90) indicates a minimum of $XXX residual income is required. Due to lower income calculated, the resulting residual income is $XXX/mo.; [1] Housing history does not meet guidelines - XX/XX/XXXX  - Provide verification of rent for departure residence.  XXX statements and internet transaction history for account ending #XXX verify XXX payments to XXX from XX/XX/XXXX to XX/XX/XXXX; however, amount paid is substantially higher than rent amount of $XXX/mon noted on XXX.  If XXX is rent payment, provide documentation to explain difference between rent amount on XXX and payment amounts.  Also provide documentation to verify rent amount for finalization of payment shock calculation.; [1] Borrower Liabilities Verification Indicator is Partial - XX/XX/XXXX  - 1) Provide legible copy of credit report dated XX/XX/XXXX.
2) Provide letter of explanation for credit inquiries within the past 90 days.
													3) Provide a gap credit report or undisclosed debt monitoring report to evidence no additional debt was obtained throughout the origination process as required by Champion Prime Product Guide (page 61). For loans originated outside of XXX, the debt monitoring must be performed within ten (10) days of the Note Date.; [3] Qualifying DTI exceeds Guideline Maximum Allowable - XX/XX/XXXX - Qualifying income calculated as $XXX/mon by Lender. Recalculated income after deduction of disallowed deposits is $XXX/mon. The largest deposits which were disallowed totaled $XXX from Small Business Administration on XX/XX/XXXX and XX/XX/XXXX. If these are relief payments due to COVID, please provide supporting documentation.;	XX/XX/XXXX - Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided income worksheet.; XX/XX/XXXX - Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.; XX/XX/XXXX - Lender provided Verification of Rent.; XX/XX/XXXX - Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.	[2] Affiliated Business Disclosure is Missing - XX/XX/XXXX - The affiliate business disclosure is Missing;				No	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
73973416	XXXXX	XXXXX	$XXXXXX	XXX	XX/XX/XXXX	Investment	Refinance	ATR/QM: Exempt	1	1	N/A	1	[1] Missing Background Check. [1] Missing Executed Borrower Certification and Authorization. [1] Missing Executed Certification of Business Purpose. [1] Missing Title Insurance Policy. [1] Note Terms Error (Prepay Terms)	XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided documentation.; XX/XX/XXXX - Lender provided documentation					No